Long-term investments - Schedule of Long-term Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Investments	$ 86,007	$ 31,865
Accumulated other comprehensive loss	(125,256)	(145,869)
Snowline Gold Corp.
Disclosure of financial assets [line items]
Investments	52,668	0
Accumulated other comprehensive loss	19,909	0
West African Resources Ltd.
Disclosure of financial assets [line items]
Investments	14,269	17,764
Accumulated other comprehensive loss	(6,261)	(2,766)
Osino Resources Corp. (Note 10)
Disclosure of financial assets [line items]
Investments	12,295	7,302
Accumulated other comprehensive loss	5,340	347
St. Augustine Gold & Copper Ltd.
Disclosure of financial assets [line items]
Investments	4,631	3,523
Accumulated other comprehensive loss	(15,562)	(16,670)
Matador Mining Ltd.
Disclosure of financial assets [line items]
Investments	1,632	2,430
Accumulated other comprehensive loss	(1,253)	68
RTG Mining Inc.
Disclosure of financial assets [line items]
Investments	308	602
Accumulated other comprehensive loss	(13,092)	(12,798)
Other
Disclosure of financial assets [line items]
Investments	204	244
Accumulated other comprehensive loss	(695)	(408)
Investments in equity instruments designated at fair value through other comprehensive income
Disclosure of financial assets [line items]
Accumulated other comprehensive loss	(11,614)	(32,227)
Cost
Disclosure of financial assets [line items]
Investments	97,621	64,092
Cost | Snowline Gold Corp.
Disclosure of financial assets [line items]
Investments	32,759	0
Cost | West African Resources Ltd.
Disclosure of financial assets [line items]
Investments	20,530	20,530
Cost | Osino Resources Corp. (Note 10)
Disclosure of financial assets [line items]
Investments	6,955	6,955
Cost | St. Augustine Gold & Copper Ltd.
Disclosure of financial assets [line items]
Investments	20,193	20,193
Cost | Matador Mining Ltd.
Disclosure of financial assets [line items]
Investments	2,885	2,362
Cost | RTG Mining Inc.
Disclosure of financial assets [line items]
Investments	13,400	13,400
Cost | Other
Disclosure of financial assets [line items]
Investments	$ 899	$ 652